Payables and other current liabilities - Disclosure of tax and employee-related payables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Trade and other current payables [abstract]
Employee-related payables	€ 2,742	€ 3,694		€ 1,348
Social security and other	1,783	2,251		840
Other tax and related payments	184	127		112
Tax and employee-related payables	€ 4,709	€ 6,073	[1]	€ 2,300	[1]

[1]	1In application of the Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, the non-current portion of the OCEANE bonds as of December 31, 2022, amounting to €19,332 thousand, and the non-current portion of the Heights convertible notes as of December 31, 2023, amounting to €20,652 thousand, were reclassified within the current liabilities (Convertible loan notes) as of December 31, 2022 and 2023 respectively (see Note 2).